[Letterhead of ING Americas U.S. Legal Services]

May 1, 2002

VIA EDGARLINK

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

RE:	Security Life of Denver Insurance Company
Security Life of Denver Separate Account L1
File No. 033-74190

Dear Commissioners:

On behalf of Security Life of Denver Insurance Company, (the "Company") and its Separate Account L1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

In this regard, we certify that the form of prospectus for certain variable universal life contracts offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not differ from the form of prospectus contained in Post-Effective Amendment No. 15 to the Form S-6 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 9, 2002 via EDGARLink.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie
Counsel